Analysis of Financial Assets and Liabilities by Measurement Basis - Carrying Amounts of Financial Assets and Liabilities by Category and Line Item (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Financial assets:
Cash and deposits with banks	¥ 75,697,521	¥ 73,090,816	¥ 62,471,453
Call loans and bills bought	1,965,135	2,553,468
Reverse repurchase agreements and cash collateral on securities borrowed	11,303,930	11,738,072
Trading assets	3,736,296	3,140,736
Derivative financial instruments	6,443,748	5,521,617
Financial assets at fair value through profit or loss	1,695,585	1,744,848
Investment securities	32,749,405	31,051,461
Loans and advances	104,635,815	97,714,938
Other financial assets	5,309,839	4,250,454
Total	243,537,274	230,806,410
Financial liabilities:
Deposits	162,593,492	155,493,654
Call money and bills sold	1,130,000	1,368,515
Repurchase agreements and cash collateral on securities lent	20,113,162	18,509,906
Trading liabilities	3,181,992	2,080,826
Derivative financial instruments	6,966,336	4,949,433
Financial liabilities designated at fair value through profit or loss	455,734	239,519
Borrowings	20,584,651	19,423,355
Debt securities in issue	11,428,437	11,228,600
Other financial liabilities	7,809,677	8,417,048
Total	234,263,481	221,710,856
Financial Assets and Liabilities at fair value through profit or loss [member]
Financial assets:
Trading assets	3,736,296	3,140,736
Derivative financial instruments	6,443,748	5,521,617
Financial assets at fair value through profit or loss	1,695,585	1,744,848
Total	11,875,629	10,407,201
Financial liabilities:
Deposits	(8,569)	(2,004)
Trading liabilities	3,181,992	2,080,826
Derivative financial instruments	6,966,336	4,949,433
Financial liabilities designated at fair value through profit or loss	455,734	239,519
Borrowings	(138)	514
Debt securities in issue	5,721	9,596
Other financial liabilities	851	1,045
Total	10,601,927	7,278,929
Financial Assets and Liabilities at Amortized Cost [member]
Financial assets:
Cash and deposits with banks	75,697,521	73,090,816
Call loans and bills bought	1,965,135	2,553,468
Reverse repurchase agreements and cash collateral on securities borrowed	11,303,930	11,738,072
Investment securities	83,954	72,015
Loans and advances	104,635,815	97,714,938
Other financial assets	5,309,839	4,250,454
Total	198,996,194	189,419,763
Financial liabilities:
Deposits	162,602,061	155,495,658
Call money and bills sold	1,130,000	1,368,515
Repurchase agreements and cash collateral on securities lent	20,113,162	18,509,906
Borrowings	20,584,789	19,422,841
Debt securities in issue	11,422,716	11,219,004
Other financial liabilities	7,808,826	8,416,003
Total	223,661,554	214,431,927
Debt instruments at fair value through other comprehensive income [member]
Financial assets:
Investment securities	28,066,966	26,392,635
Total	28,066,966	26,392,635
Equity instruments at fair value through other comprehensive income [member]
Financial assets:
Investment securities	4,598,485	4,586,811
Total	¥ 4,598,485	¥ 4,586,811